Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Government [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	₩ 4,314	₩ 4,881
Financial arrangements, pledge and others [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	83,738	46,855
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others	₩ 189,198	₩ 113,674